Convertible Bridge Loan (Detail textual)	1 Months Ended	12 Months Ended
	Dec. 28, 2017 USD ($) Day $ / shares	Dec. 31, 2017 USD ($)
Short-term Debt [Line Items]
Proceeds from Convertible debt issuance		$ 500,000
Convertible debt		$ 235,000
Bridge Loan | Secured Promissory Note and Security Agreement | Emerald Health Sciences Inc
Short-term Debt [Line Items]
Aggregate gross proceeds	$ 900,000
Proceeds from Convertible debt issuance	500,000
Funding of remaining bridge loan	$ 400,000
Bridge loan interest rate	12.00%
Bridge loan maturity date	Jun. 30, 2018
Initial conversion price | $ / shares	$ 0.10
Convertible debt	$ 235,000
Number of trading days as of financing close date | Day	1